Supplemental Information on Natural Gas Mineral Operations (Unaudited) - Additional Information (Details)	12 Months Ended
	Dec. 31, 2025 MMcfe Well	Dec. 31, 2024 MMcfe Well
Oil and Gas Disclosure [Abstract]
Revisions of previous estimates, Total	(3,191)	8,475
Extensions and discoveries, Total	18,345	5,975
Proved undeveloped reserves number of drilled wells added | Well	221	183
Proved undeveloped reserves number of permitted wells added | Well	95
Purchase of reserves in place, Total	122,484	14,588